Settlements Payable	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Settlements Payable
SETTLEMENTS PAYABLE

NOTE 7 - SETTLEMENTS PAYABLE

On July 20, 2018, the Company entered into a settlement agreement with a collection agent for American Express relating to $127,056 of past due charges. The agreement provides for initial payment of $12,706, the monthly payments of $6,500 and final payment on January 27, 2020 of $3,850. The amount due at December 31, 2018 was $81,850.

On November 13, 2018 the Company and a vendor agreed to settle $161,700 in past due professional fees for a convertible note in the amount of $90,000. The note (also discussed below) bears interest at 5% and matures in July 2019 and has a fixed discount conversion feature. The balance accrued as accounts payable of $71,700 is subject to a final waiver expected from the vendor that will allow a gain on debt extinguishment to be recognized.

On November 27 2018 the Company reached an agreement and executed a related stipulation and payment terms agreement stemming from a legal action by the former Chief Strategy Officer for improper termination. The plaintiff agreed to accept $600,000 in payments. The first scheduled payment of $200,000 was made on December 20, 2018 in accordance with the settlement terms. Twelve monthly payments of approximately $33,333 are due starting on January 15, through December 15, 2019. The Company recorded $600,000 as accrued expense of which $500,000 was expensed during the fiscal year 2018. The balance at December 31, 2018 is $412,435, which includes expected employer payroll taxes due as payments are made.

NOTE 7 - SETTLEMENTS PAYABLE

On July 20, 2018, the Company entered into a settlement agreement with a collection agent for American Express relating to $127,056 of past due charges. The agreement provides for initial payment of $12,706, the monthly payments of $6,500 and final payment on January 27, 2020 of $3,850. The amount due at September 30, 2018 was $101,350.

Howco entered into an agreement with a vendor in February 2018 to make monthly payments of $70,000 including interest charges to liquidate $620,803 of past due invoices. The amount outstanding at September 30, 2018 is $59,905.